Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events
Subsequent Events

19)    Subsequent Events

On October 1, 2024, the Company failed to make the required payment due pursuant to the Note and related Security Agreement with Vivus in the amount of $0.5 million, constituting an Event of Default (as defined in the Note) under the Note and Security Agreement. Pursuant to the terms of the Note, upon and at all times after the occurrence of any Event of Default, all principal outstanding under the Note will bear interest at a rate of 9% per year until the full and final payment of all principal and interest under the Note is paid (regardless of whether any default is waived or cured). Further, Vivus, at its option, may declare any or all amounts owing under the Note (whether principal, interest, or otherwise), to be due and payable, and, subject to the terms of the Security Agreement, foreclose on the Collateral, which includes the Company’s Stendra® API and products and the Company’s rights under the License Agreement. As a result of the Event of Default, the Company accrued an additional $50,000 of interest expense.

On October 1, 2024, John Shulman, who served as a member of the Board, tendered his resignation from his role as director of the Company, effective as of October 1, 2024. Mr. Shulman’s resignation from the Board was not in connection with any disagreement between Mr. Shulman and the Company, its management, the Board or any committee of the Board on any matter relating to the Company’s operations, policies or practices, or any other matter.

On October 2, 2024, Greg Bradley, who served as a member of the Board tendered his resignation from his role as director of the Company, effective as of October 2, 2024. Mr. Bradley’s resignation from the Board was not in connection with any disagreement between Mr. Bradley and the Company, its management, the Board or any committee of the Board on any matter relating to the Company’s operations, policies or practices, or any other matter.

On October 11, 2024, the Company entered into an Amendment Agreement with the Required Holders (as defined in the Certificate of Designations), pursuant to which, the Required Holders agreed to amend the Certificate of Designations of the Company’s Series A Preferred Stock, as described below, by filing a Certificate of Amendment with the Secretary of State of the State of Delaware . The October 2024 Certificate of Amendment amends the Certificate of Designations to, among other things, provide that, except as required by applicable law, the holders of the Series A Preferred Stock will be entitled to vote with holders of the Common Stock on an as converted basis, with the number of votes to which each holder of Series A Preferred Stock is entitled to be determined by dividing the Stated Value by a conversion price equal to $2.25 per share, which was the “Minimum Price” (as defined in Nasdaq Listing Rule 5635(d)) applicable immediately before the execution and delivery of the Purchase Agreement, subject to certain beneficial ownership limitations and adjustments for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions, as set forth in the Certificate of Designations. The October 2024 Certificate of Amendment was filed with the Secretary of State of the State of Delaware, effective as of October 11, 2024.

On October 16, 2024, the Company entered into an Offer Letter Amendment (the “Amendment”), effective as of October 16, 2024 (the “Effective Date”), with Fady Boctor (“Boctor”), the Company’s President and Chief Commercial Officer, for the purpose of amending that certain Employment Offer Letter, effective February 19, 2021, by and between the Company and Boctor (the “Offer Letter”). The Amendment, among other things: (i) allows Boctor to engage in other consulting or employment activities for direct or indirect remuneration, so long as such engagement or service does not create a conflict of interest with, or interfere with the performance of, his duties under the Offer Letter or conflict with any covenants with the Company; (ii) amends the term of the Offer Letter, such that the Offer Letter terminated on December 31, 2024; and (iii) adjusts Boctor’s base salary from an annual rate of $350,000 to an annual rate of $280,000 effective as of the Effective Date.

In October 2024, the Company experienced an Equity Conditions Failure in which the Company’s average stock price during the Installment Conversion Price Measuring Period relating to the November 1, 2024, installment (the “November Installment”) was below the Floor Price (the “November Installment Floor Price Condition”). As a result of the November Installment Floor Price Condition, the Company is required to redeem the November Installment at a 125% premium. Accordingly, the Company incurred penalty premiums totaling $207,201 related to the November Installment Floor Price Condition.

Metuchen previously entered into (a) the Settlement Agreement and Security Agreement, each dated January 18, 2022, with Vivus and (b) the Promissory Note. As a result of an event of default under the Settlement Agreement and the Security Agreement existing and continuing by virtue of Metuchen’s failure to pay the Installment (as defined in the Promissory Note) that was due October 1, 2024, all the Obligations of Metuchen under the Settlement Agreement and the Security Agreement became immediately due and payable on the date of the Foreclosure Notice. Pursuant to the Security Agreement, Vivus holds a security interest against the Collateral (as defined in the Foreclosure Notice). On December 10, 2024, pursuant to the Foreclosure Notice, Vivus proposed to accept all the Collateral (save and except the Specified License Agreement (as defined in the Security Agreement) in partial satisfaction of the Obligations. Vivus further proposed in the Foreclosure Notice that its acceptance of the Foreclosed Collateral would only constitute satisfaction of $2,000,000 worth of the Obligations and would not include any other amounts outstanding under the Promissory Note, the Settlement Agreement, or the Security Agreement, including but not limited to (i) all interest accrued or at any time accruing thereon and (ii) all other sums recoverable by Vivus from Metuchen by virtue of the Obligations. On December 13, 2024, Metuchen accepted and agreed to the Foreclosure Notice. As of December 31, 2024, the unpaid amount of the Promissory Note was $7,248,634.88 in principal and $326,188.57 in interest. As of February 6, 2025, the unpaid amount of the Promissory Note was $7,248,634.88 in principal and $391,426.28 in interest, which excludes the amounts of the Vivus Settlement. Interest continues to accrue on the foregoing amount at the default rate of 9% per annum.

On November 13, 2024, the Company entered into an Amendment Agreement with the Required Holders (as defined in the Certificate of Designations), pursuant to which, the Required Holders agreed to (i) amend the Certificate of Designations of the Company’s Series A Preferred Stock, as described below, by filing the November 2024 Certificate of Amendment with the Secretary of State of the State of Delaware, (ii) defer any payment amounts that have accrued and that are unpaid as of November 13, 2024 pursuant to the Certificate of Designations, to January 15, 2025, and (iii) waive any breach or violation of the Purchase Agreement, the Certificate of Designations, or the Warrants resulting from the Company’s failure to pay such outstanding amounts. The November 2024 Certificate of Amendment amends the Certificate of Designations to, (i) extend the maturity date to January 15, 2025, (ii) modify the schedule of Installment Dates (as defined in the Certificate of Designations), and (iii) adds an additional restrictive covenant to the Certificate of Designations requiring the Company from November 13, 2024 until January 15, 2025, to maintain unencumbered, unrestricted cash and cash equivalents on hand in amount equal to at least $1,500,000. The November 2024 Certificate of Amendment was filed with the Secretary of State of the State of Delaware, effective as of November 13, 2024.

On January 23, 2025, the Company entered into an Amendment Agreement with the Required Holders (as defined in the Certificate of Designations), pursuant to which, the Required Holders agreed to (i) amend the Certificate of Designations of the Company’s Series A Preferred Stock by filing a Certificate of Amendment to the Certificate of Designations (the “January 2025 Certificate of Amendment”) with the Secretary of State of the State of Delaware, (ii) defer any payment amounts that have accrued and that are unpaid as of January 23, 2025 pursuant to the Certificate of Designations, to February 15, 2025, and (iii) waive any breach or violation of the Purchase Agreement, the Certificate of Designations, or the Warrants resulting from the Company’s failure to pay such outstanding amounts. The January 2025 Certificate of Amendment amends the Certificate of Designations to, (i) extend the maturity date to February 15, 2025, (ii) modify the schedule of Installment Dates (as defined in the Certificate of Designations), (iii) amends the restrictive covenant to the Certificate of Designations requiring the Company from January 15, 2025 until February 15, 2025, to maintain unencumbered, unrestricted cash and cash equivalents on hand in amount equal to at least $500,000, and (iv) amends the restrictive covenant relating to the change in nature of the Company’s business, such that such covenant does not apply to the Company’s change in sales strategy related to the Company’s Stendra avanafil and product development strategy as it relates to the development and commercialization of a proprietary platform focused on prescription medication to over - the - counter switch solutions. The January 2025 Certificate of Amendment was filed with the Secretary of State of the State of Delaware, effective as of January 24, 2025.

On February 10, 2025, the Company amended the Plan (the “Plan Amendment”) to remove certain individual limitations on the number of stock options, stock appreciation rights, shares of restricted stock and restricted stock units that could be awarded to an employee participant in any fiscal year pursuant to Section 4(d) of the Plan.